Cost of Revenues - Schedule of cost of revenues (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenue [Abstract]
Revenue sharing fees		¥ 6,958	¥ 13,160	¥ 12,997
Content and operational costs		367,140	396,013	420,721
Bandwidth costs		17,324	25,816	30,427
Total	[1]	¥ 391,422	¥ 434,989	¥ 464,145

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):